UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011


Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-14165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Operating Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom            July 11, 2011
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _0____________________

Form 13F Information Table Entry Total: _14____________________

Form 13F Information Table Value Total: _$236,204___________(thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

-----------------------  --------          ----------     --------    ----------------------  -------  -------- --------------------
                         TITLE OF                          VALUE      SHARES OR   SH/   PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER        CLASS               CUSIP       (x1000)      PRN AMT    PRN   CALL  DSCRTN   MANAGERS  SOLE   SHARED  NONE
-----------------------  --------          ----------     --------    ----------------------  -------  -------- --------------------
BERKSHIRE HATHAWAY
  INC DEL                 CL A               084670 10 8  19,505.64         168                   Sole           Sole
BERKSHIRE HATHAWAY
  INC DEL                 CL B NEW           084670 70 2  26,186.14     338,366                   Sole           Sole
CITIGROUP INC             COM                172967 42 4   4,625.50     111,083                   Sole           Sole
COCA COLA CO              COM                191216 10 0  32,683.90     485,717                   Sole           Sole
EXXON MOBIL CORP          COM                30231G 10 2  32,023.60     393,507                   Sole           Sole
JPMORGAN CHASE & CO       COM                46625H 10 0   4,391.02     107,255                   Sole           Sole
JPMORGAN CHASE & CO       *W EXP 10/28/201   46634E 11 4   1,110.86      82,469                   Sole           Sole
KRAFT FOODS INC           CL A               50075N 10 4  38,104.59   1,081,595                   Sole           Sole
PROCTER & GAMBLE CO       COM                742718 10 9  14,353.15     225,785                   Sole           Sole
SPDR S&P 500 ETF TR       TR UNIT            78462F 10 3   5,108.43      38,709                   Sole           Sole
TIME WARNER CABLE INC     COM                88732J 20 7  22,541.85     288,850                   Sole           Sole
WILLIAMS COS INC DEL      COM                969457 10 0  22,556.85     745,681                   Sole           Sole
WELLS FARGO & CO NEW      COM                949746 10 1   4,481.94     159,727                   Sole           Sole
FAMILY DLR STORES INC     COM                307000 10 9   8,530.49     162,300                   Sole           Sole